Income Tax Benefit/(Expense) (Tables)	12 Months Ended
Jun. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Reconciliation of Income Tax to Prima Facie Tax Payable
	Year Ended June 30,
(in U.S. dollars, in thousands)	2021	2020	2019
Reconciliation of income tax to prima facie tax payable
Loss from continuing operations before income tax	(99,630)	(87,355)	(98,754)
Tax benefit at the Australian tax rate of 30% (2020: 30%)	(29,889)	(26,207)	(29,626)
Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
Share-based payments expense	2,836	1,367	1,221
Research and development tax concessions	(894)	(876)	(1,486)
Foreign exchange translation gains/(losses)	313	129	(15)
Contingent consideration	(5,606)	(414)	1,880
Other sundry items	121	97	91
Current year tax expense/(benefit)	(33,119)	(25,904)	(27,935)
Adjustments for current tax of prior periods(1)	(1)	283	(18,412)
Differences in overseas tax rates	13,218	9,397	24,458
Tax benefit not recognized	19,083	6,809	12,934
Change in tax rate on Deferred tax assets	(482)	(3,412)	—
Change in tax rate on Deferred tax liability	482	3,412	—
Previously unrecognized tax losses now recouped to reduce deferred tax expense/(benefit)	—	—	—
Income tax expense/(benefit) attributable to loss before income tax	(819)	(9,415)	(8,955)
(1)

In the year ended June 30, 2019, the adjustments for current tax of prior periods includes a benefit of $18.2 million relating to a change in estimate in our current tax provision arising from a tax ruling obtained from Inland Revenue Authority of Singapore on November 15, 2018. This ruling allows the Group to claim additional deductions in relation to earn-out payments arising from the acquired MSC assets from Osiris. The Group expects to settle the related tax losses within the tax jurisdiction of Singapore at a future date. The difference in the Australian tax rate of 30% and the tax rate the Group expects to settle these deferred tax assets at in Singapore, under the tax incentives granted to the Group by the Singapore Economic Development Board, resulted in $14.0 million being recorded in differences in overseas tax rates for the year.

Summary of income tax expense/(benefit)
	Year Ended June 30,
(in U.S. dollars, in thousands)	2021	2020	2019
Income tax expense/(benefit)
Current tax
Current tax	—	—	—
Total current tax expense/(benefit)	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(1,158)	(12,687)	(8,856)
(Decrease)/increase in deferred tax liabilities	339	3,272	(99)
Total deferred tax expense/(benefit)	(819)	(9,415)	(8,955)
Income tax expense/(benefit)	(819)	(9,415)	(8,955)

Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account
	Year Ended June 30,
(in U.S. dollars, in thousands)	2021	2020	2019
Amounts that would be recognized directly in equity if brought to account

Aggregate current and deferred tax arising in the reporting

   period and not recognized in net loss or other

   comprehensive income but which would have been

   directly applied to equity had it been brought to account:

Current tax recorded in equity (if brought to account)	(525)	(2,293)	(390)
Deferred tax recorded in equity (if brought to account)	905	1,266	879
	380	(1,027)	489

Summary of Amounts That Would Be Recognized Directly in Equity
	Year Ended June 30,
(in U.S. dollars, in thousands)	2021	2020	2019
Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
Current tax recorded in equity	—	—	—
Deferred tax recorded in equity	91	(979)	—
	91	(979)	—

Summary of Deferred Tax Assets Not Brought to Account
		As of June 30,
(in U.S. dollars, in thousands)	2021	2020	2019
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	77,738	55,573	51,807
Other temporary differences
Potential tax benefit at local tax rates	7,424	6,782	3,130
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220	3,220
	88,382	65,575	58,157